Share-Based Compensation - Restricted Share Grant Activity (Detail) - $ / shares			10 Months Ended	12 Months Ended
	Aug. 14, 2019	Nov. 28, 2018	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSUs
Unvested, beginning balance			329,156	329,156	243,188
Granted				79,172	174,438
Forfeited	(5,425)		(10,054)	(12,198)	(5,425)
Vested		(5,000)		(89,888)	(83,045)
Unvested, ending balance				306,242	329,156	243,188
Weighted-average grant date fair value
Unvested, beginning balance			$ 11.68	$ 11.68	$ 12.98
Granted				7.90	11.06
Vested		$ 12.30		12.25	14.24
Forfeited				11.54	11.06
Unvested, ending balance				$ 10.54	$ 11.68	$ 12.98
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)				11 months 4 days	1 year 4 months 17 days	1 year 3 months 18 days